Issued capital (Tables)	3 Months Ended
Sep. 30, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Movements in Ordinary Share Capital

	As of September 30,		As of September 30,
	2019	2018	2019	2018
	Shares No.		(U.S. dollars, in thousands)
Opening balance	498,626,208	482,639,654	910,405	889,481
Issues of ordinary shares during the period
Exercise of share options(1)	553,226	262,000	299	231
Transaction costs arising on share issue	—	—	—	(19)
	553,226	262,000	299	212
Share options reserve transferred to equity on exercise of options	—	—	238	287
Ending balance	499,179,434	482,901,654	910,942	889,980

(1)

Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. The shares issued and share capital received on the exercise of options are recorded above.